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                                                                         497 (j)

MARY JANE WILSON-BILIK
DIRECT LINE:  202.383.0660
Internet:  mjwilsonbilik@sablaw.com


                                November 6, 2001



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:    Canada Life Insurance Company of America
                      Canada Life of America Variable Annuity Account 1 Post-Effective Amendment No. 18
                      (File Nos. 33-28889; 811-5817)
                      ------------------------------------------------

Commissioners:

        On behalf of Canada Life Insurance Company of America (the "Company") and Canada Life of America Variable Annuity Account 1 (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the Varifund Advisor variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on October 23, 2001.

        If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                            Sincerely,

                                            /s/ Mary Jane Wilson-Bilik
                                            --------------------------
                                            Mary Jane Wilson-Bilik

cc:     Craig R. Edwards, Esq.